Label	Element	Value
Accounting Standards Update 2016-09 [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 7,000,000
Accounting Standards Update 2016-09 [Member] | Parent [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	7,000,000
Accounting Standards Update 2016-09 [Member] | Retained Earnings [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	7,000,000
Accounting Standards Update 2016-16 [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(84,000,000)
Accounting Standards Update 2016-16 [Member] | Noncontrolling Interest [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(25,000,000)
Accounting Standards Update 2016-16 [Member] | Parent [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(59,000,000)
Accounting Standards Update 2016-16 [Member] | Retained Earnings [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(59,000,000)
Accounting Standards Update 2016-01 [Member] | Retained Earnings [Member] | Predecessor [Member]
Cumulative Effect of New Accounting Principle in Period of Adoption	us-gaap_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 31,000,000